BRADFORD
                                    MUNICIPAL
                                  MONEY MARKET
                                    PORTFOLIO

                               [GRAPHIC OMITTED]

                                J.C.Bradford&Co.

                      MEMBER NEW YORK STOCK EXCHANGE, INC.




                               Semi-Annual Report
                                February 28, 1997

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT


     Economic activity continued its sawtooth pattern in the second half of 1996 by dipping sharply in the third quarter but recovering strongly in the last three months. Fourth quarter GDP was initially reported at 4.7%, led by gains in industrial production, capacity utilization and housing. The pace of new job creation also continued strong and market sentiment began to focus on the possibility that wage pressures might raise inflation. For the year, both the consumer and producer price indices showed gains of about 3%, however, the core rates, excluding the more volatile food and energy components were less troubling. The Federal Reserve maintained a close watch over the markets and was often thought to be on the verge of tightening monetary policy. This increased the volatility of short-term rates during the period, but no change in monetary policy was effected. The Fed's strongest impact on the markets was in early December when the chairman spoke of the "irrational exuberance" that existed and warned investors of sudden changes in fortune. The markets weakened for a short while, but by the middle of February, the Dow Jones Industrial Average, for example, had another added 600 points to its upward climb.

     Yields in the tax-exempt market were a function of supply and demand during the year. With Fed policy on hold, most municipal funds were defensive, preferring shorter maturities in anticipation of higher rates in the future. Short-term tax-free yields did rise in the third quarter as new issuance from states and local governments caused inventory to swell. After-tax yields rose to attractive levels and tax-free funds tended to extend their maturities by buying beyond the first two months of the year when short-term yields are typically low. New York City was a large participant in the second half of 1996, issuing $800 million in tax anticipation notes in August and $1.6 billion revenue anticipation notes in October. Overall, tax-exempt money market funds experienced record growth during the last year, closing February at about $147 billion, as reported in IBC'S MONEY FUND REPORT, versus $135 billion a year ago.

     Looking ahead, the course of monetary policy will be closely watched and hotly debated. Chairman Greenspan has already warned the markets about a "preemptive strike" on interest rates to prevent a rekindling of inflation. The economy appears to be expanding at a 2.5-3.0% pace and inflation continues to hover around 3.0%. In this environment, short-term rates could well remain at current levels for some time, however, there is a clear bias, on the part of the Fed, to tighten monetary policy.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MUNICIPAL BONDS--99.6%
ALABAMA--2.4%
Alabama Housing Finance Authority
   Multifamily Housing Refunding RB
   (Heatherbrooke Project) / DN
   [A-1+](DAGGER)
   3.350% 03/07/97 ...............  $ 9,900  $  9,900,000
Livingston IDA USA Project DN /
   [A-1+, VMIG-1](DAGGER)
   3.750% 03/07/97 ...............    1,000     1,000,000
                                             ------------
                                               10,900,000
                                             ------------
ALASKA--1.4%
Alaska Industrial Development &
   Export Authority RB Series 1984-5
   DN [A-1](DAGGER)
   3.400% 03/07/97 ...............    2,045     2,045,000
Valdez Marine Terminal RB TECP
   (ARCO Transportation Alaska,
   Inc. Project) [A-1, VMIG-1]
   3.400% 03/06/97 ...............    4,300     4,300,000
                                             ------------
                                                6,345,000
                                             ------------
ARIZONA--1.7%
Flagstaff IDA DN / [A-1](DAGGER)
   3.400% 03/07/97 ...............    7,755     7,755,000
                                             ------------
ARKANSAS--0.4%
Arkansas Development Authority
   Health Care Facility (Sisters of Mercy)
   DN / [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,700     1,700,000
                                             ------------
CALIFORNIA--7.0%
California PCR DN / [A-1+](DAGGER)
   3.150% 03/30/97 ...............      800       800,000
Los Angeles County Certificates of
   Participation (Los Angeles County
   Museum of Art Project)
   [A-1+, VMIG-1]
   3.250% 03/07/97 ...............    1,000     1,000,000
Los Angeles County Series 1996 A
   TRAN [SP-1+, MIG]
   4.500% 06/30/97 ...............   10,315    10,337,665
Oakland DN(DAGGER)
   3.650% 03/07/97 ...............    8,000     8,000,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
CALIFORNIA--(CONTINUED)
San Bernardino County TRAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ...............  $ 5,000   $ 5,009,972
State of California 1996-97 RAN
   [SP-1+, MIG]
   4.500% 06/30/97 ...............    7,000     7,011,827
                                             ------------
                                               32,159,464
                                             ------------
COLORADO--2.4%
Colorado Health Facilities Authority
   Hospital RB MB (Bounder
   Community Hospital Projects)
   Series 1989 C [A-1+, VMIG-1](DOUBLE DAGGER)
   3.300% 03/07/97 ...............    3,400     3,400,000
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG1]
   4.500% 06/27/97 ...............    5,000     5,010,112
Moffat County Pollution Control
   RB DN [A-1+, P-1](DAGGER)
   3.300% 03/07/97 ...............    2,400     2,400,000
                                             ------------
                                               10,810,112
                                             ------------
CONNECTICUT--0.7%
Connecticut State of Special
   Assessment Unemployment
   Compensation Advance Fund Revenue
   (Connecticut  Unemployment
   Project) Series 1993 C MB
   (FGIC Insurance) [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ...............    3,000     3,000,000
                                             ------------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project) Series 1993 C
   (Delmarva Power & Light Corporate
   Obligation) RB DN [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    3,000     3,000,000
                                             ------------
DISTRICT OF COLUMBIA--0.3%
District of Columbia [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.550% 03/01/97 ...............    1,600     1,600,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
FLORIDA--1.6%
Dade County Multifamily Housing
   Refunding RB (Star Creek
   Apartments-3) DN [A-1, A-](DAGGER)
   3.350% 03/07/97 ...............  $ 1,150  $  1,150,000
Miami Health Facilities Authority
   (Miami Jewish Home For The
   Aged Inc Project) / [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.350% 03/07/97 ...............    6,000     6,000,000
                                             ------------
                                                7,150,000
                                             ------------
GEORGIA--4.3%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction - Summerhill
   Project) [A-1](DAGGER)
   3.350% 03/07/97 ...............    2,200     2,200,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN
   (Georgia-Pacific Corp. Project)
   Series 1996 (Aa2)(DAGGER)
   3.450% 03/07/97 ...............    5,000     5,000,000
Carrollton Payroll Development
   Authority Certificates RAN (Aa3)
   3.450% 03/07/97 ...............    6,000     6,000,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN (Aaa)(DAGGER)
   3.350% 03/07/97 ...............    3,000     3,000,000
Fulton County IDR DN (Charles J.
   Mackarich Project) (Aa2)(DAGGER)
   3.450% 03/07/97 ...............    3,500     3,500,000
                                             ------------
                                               19,700,000
                                             ------------
ILLINOIS--11.9%
Chicago G.O. Tender Notes
   Series 1992B [A-1+, VMIG-1]
   DN(DAGGER)
   3.300% 03/07/97 ...............    4,800     4,800,000
Chicago O'Hare Airport System
   RB [A-1+, VMIG-1]
   3.350% 03/07/97 ...............    3,400     3,400,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital)
   Series C DN [VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    1,545     1,545,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
ILLINOIS--(CONTINUED)
Illinois Development Finance
   Authority DN [A-1+](DAGGER)
   3.350% 03/07/97 ...............  $ 8,000   $ 8,000,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,035     5,035,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN [A-1](DAGGER)
   3.550% 03/07/97 ...............      900       900,000
Illinois Education Facility Authority
   (Museum of Science and Industry)
   DN / (Northern Trust) (FGIC)
   [VMIG-1, Aaa](DAGGER)
   3.250% 03/07/97 ...............    3,400     3,400,000
Illinois Health Facilities Authority
   (Revolving Fund Pooled Financing
   Program Project) Series 1985 C DN
   [A-1, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............   12,000    12,000,000
Illinois Health Facility Authority (Carle
   Foundation Project) DN [VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    2,600     2,600,000
Illinois Health Facility Authority RB
   (Evanston Hospital Corp.)
   Series A DN [A-1+, VMIG-1](DAGGER)
   3.850% 10/15/97 ...............    3,000     3,000,000
Illinois Housing Development Finance
   Authority RB (Homeownership
   Mortgage Bonds) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 12/18/97 ...............    4,000     4,000,000
O'Hare International Airport Special
   Facility RB DN [A-1+, VMIG-1](DAGGER)
   3.450% 03/07/97 ...............    5,700     5,700,000
                                             ------------
                                               54,380,000
                                             ------------
INDIANA--11.5%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.450% 03/07/97 ...............    5,000     5,000,000


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
INDIANA--(CONTINUED)
Hamilton County Hospital Authority
   RB (Daughters of Charity)
   Series 1983 DN [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............  $ 7,600   $ 7,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    2,900     2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,000     5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    4,500     4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    2,600     2,600,000
Indiana Development Finance Authority
   Solid Waste Disposal RB
   Series 1990 A, (Pure Air on the
   Lake Project) [A-1+, P-1](DOUBLE DAGGER)
   3.550% 06/27/97 ...............   10,000    10,000,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing) [VMIG-1, Aaa] TECP
   3.450% 03/07/97 ...............    2,000     2,000,000
Orleans Economic Development RB
   for (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 03/07/97 ...............    5,400     5,400,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project) [A-1, A](DAGGER)
   3.400% 03/07/97 ...............    4,650     4,650,000
Tippecanoe County Economic
   Development RB DN Series 1991
   (Consolidated Industries Corp.
   Project) [VMIG1, A1](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
                                             ------------
                                               52,650,000
                                             ------------

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
IOWA--2.7%
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)
   [P-1](DAGGER)
   3.400% 03/07/97 ...............  $ 4,000   $ 4,000,000
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995 [VMIG1, Aa2](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
Louisa County PCR (Iowa-Illinois Gas
   and Electric Co. Project)
   Series 1986 A DN [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    5,600     5,600,000
                                             ------------
                                               12,600,000
                                             ------------
KANSAS--1.6%
Lawrence County Project IDA RB
   Series A RAM Co. Project
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.450% 03/06/97 ...............    2,125     2,125,000
Shawnee IDA RB (Thrall Enterprises,
   Inc. Project) DN [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,400     5,400,000
                                             ------------
                                                7,525,000
                                             ------------
KENTUCKY--4.6%
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN
   [A-1, P-1](DAGGER)
   3.750% 03/07/97 ...............    7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN
   [P-1, Aa2](DAGGER)
   3.550% 03/07/97 ...............    3,600     3,600,000
Maysville Solid Waste Disposal
   Facilities RB MB [A-1,
   P-1](DOUBLE DAGGER)
   3.600% 04/15/97 ...............   10,000    10,000,000
                                             ------------
                                               21,300,000
                                             ------------
LOUISIANA--1.4%
East Baton Rouge (Parish Pacific Corp.
   Project) DN [A-1](DAGGER)
   3.650% 03/07/97 ...............    6,500     6,500,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MARYLAND--1.7%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN
   [A-1](DAGGER)
   3.450% 03/07/97 ...............  $ 5,735   $ 5,735,000
Maryland Industrial Development
   Financing Authority Economic
   Development Revenue
   Biological Inc. [A-1]
   3.600% 03/07/97 ...............    2,000     2,000,000
                                             ------------
                                                7,735,000
                                             ------------
MICHIGAN--1.4%
Detroit Water Supply System DN
   [A-1+, VMIG-1](DAGGER)
   3.300% 03/07/97 ...............    2,000     2,000,000
Michigan State Strategic Fund Limited
   Obligation RB DN [A-1](DAGGER)
   3.450% 03/07/97 ...............    1,500     1,500,000
Northville IDA (Thrifty Northville
   Project) Series 1984 DN [P-1](DAGGER)
   3.425% 03/07/97 ...............    1,000     1,000,000
Wayne Charter County Michigan
   Airport RB Series B [A-1+, VMIG-1]
   3.400% 03/07/97 ...............    2,000     2,000,000
                                             ------------
                                                6,500,000
                                             ------------
MISSOURI--5.8%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services,
   Inc. Project) [A-1](DAGGER)
   3.600% 03/07/97 ...............    5,300     5,300,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN [A-1](DAGGER)
   3.500% 03/07/97 ...............    1,100     1,100,000
Forsyth PCR (Portland General
   Electric) (Mitsub) (VMIG-1)
   DN(DAGGER)
   3.500% 03/07/97 ...............    2,500     2,500,000
Kansas City IDA Demand Exempt
   Facility RB (K.C. Air Cargo Services,
   Inc. Project) DN [A-1](DAGGER)
   3.600% 03/07/97 ...............    7,500     7,500,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MISSOURI--(CONTINUED)
Missouri Higher Education Student
   Loan Authority RB DN
   [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............  $10,000  $ 10,000,000
                                             ------------
                                               26,400,000
                                             ------------
NEBRASKA--0.8%
Lancaster Sun-Husker Foods, Inc.
   Project DN [A-1+](DAGGER)
   3.750% 03/07/97 ...............    3,800     3,800,000
                                             ------------
NEVADA--0.4%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2 [A-1+,
   VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    1,680     1,680,000
                                             ------------
NEW HAMPSHIRE--3.2%
New Hampshire State Housing
   Finance Authority Multifamily RB
   Countryside Project DN [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............   14,505    14,505,000
                                             ------------
NEW YORK--1.5%
New York State Environmental Quality
   G.O. Series 97 A MB [A-1+, P-1] TECP
   3.400% 05/16/97 ...............    5,000     5,000,000
Triborough Bridge and Tunnel
   Authority DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    1,700     1,700,000
                                             ------------
                                                6,700,000
                                             ------------
NORTH CAROLINA--3.7%
Charlotte Airport Revenue
   Refunding Series 1993 A
   DN / (MBIA Insurance) [A-1+,
   VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    3,200     3,200,000
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgecomb Metals Co.
   Project) Series 1984 DN(DAGGER)
   3.250% 03/07/97 ...............      300       300,000


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NORTH CAROLINA--(CONTINUED)
North Carolina Educational Facilities
   Finance Agency RB (The Bowman
   Gray School of Medicine Project)
   Series 1996 DN [VMIG-1](DAGGER)
   3.300% 03/07/97 ...............  $ 2,500   $ 2,500,000
North Carolina Health Care DN
   Series 1985 / (MBIA Insurance)
   [A-1+](DAGGER)
   3.500% 03/07/97 ...............    6,400     6,400,000
North Carolina Medical Care
   Commission Hospital RB DN
   (Moses H. Cone Memorial Hospital
   Project) [A-1+](DAGGER)
   3.300% 03/07/97 ...............    1,700     1,700,000
Wake County Industrial Facility and
   Pollution Control Financing Authority
   (Carolina Power & Light Co.)
   Series 1985 A DN [A-1+, P-1](DAGGER)
   3.300% 03/07/97 ...............    1,200     1,200,000
Wake County Industrial Facility PCR
   DN (Carolina Power and Light)
   Series B [A1+](DAGGER)
   3.500% 03/07/97 ...............    1,500     1,500,000
                                             ------------
                                               16,800,000
                                             ------------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN/ (FGIC Insurance) [VMIG1, Aaa](DAGGER)
   3.850% 04/03/97 ...............    3,500     3,500,000
                                             ------------
OHIO--0.7%
Columbus G.O. RB Series 1996 DN
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    3,000     3,000,000
                                             ------------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN [A-1+, AA-](DAGGER)
   3.450% 03/07/97 ...............    2,000     2,000,000
                                             ------------

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
PUERTO RICO--0.2%
Puerto Rico Highway and
   Transportation Authority
   Series 1993x DN [A-1+,
   VMIG-1](DAGGER)
   2.950% 03/07/97 ...............   $  900  $    900,000
                                             ------------
SOUTH CAROLINA--2.6%
Berkeley County Industrial
   Development RB (Nucor Corp.
   Project) [A-1+, P-1](DAGGER)
   3.450% 03/07/97 ...............   12,000    12,000,000
                                             ------------
TENNESSEE--3.0%
Memphis General Improvement DN
   [A-1+, VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    4,400     4,400,000
Montgomery County Public Building
   Authority County Loan Pool G.O.
   DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN [VMIG1, Aa3](DAGGER)
   3.450% 03/07/97 ...............    5,100     5,100,000
Tennessee State Housing Development
   Authority Homeownership
   Program Bonds (Escrowed In
   U.S. Treasuries) [A-1+,
   VMIG1](DOUBLE DAGGER)
   3.750% 07/01/97 ...............    2,000     2,000,000
                                             ------------
                                               13,900,000
                                             ------------
TEXAS--2.8%
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   Series 1995 A DN [A-1+](DAGGER)
   3.400% 03/07/97 ...............    5,945     5,945,000
State of Texas Series 1996 TRAN
   [SP-1+, MIG1]
   4.750% 08/29/97 ...............    7,000     7,026,509
                                             ------------
                                               12,971,509
                                             ------------


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
UTAH--1.0%
Intermountain Power Agency Power
   Supply Refunding RB
   Series 1985 E (Spa-Bank of America)
   MB [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ...............  $ 2,000   $ 2,000,000
Salt Lake Airport RB DN
   [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    1,500     1,500,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN
   [A-1+, VMIG-1](DAGGER)
   3.400% 03/07/97 ...............      900       900,000
                                             ------------
                                                4,400,000
                                             ------------
VIRGINIA--4.4%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN [VMIG-1](DAGGER)
   3.550% 03/01/97 ...............      200       200,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN (AMBAC
   Insurance) [A-1+, VMIG-1](DAGGER)
   3.150% 03/07/97 ...............    1,700     1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance ) [VMIG-1, AAA](DAGGER)
   3.300% 03/07/97 ...............    2,500     2,500,000
Culpepper Town IDA Residential Care
   Facility RB DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    1,470     1,470,000
Hampton Redevelopment & Housing
   Authority Multi-Family Housing
   (Avalon at Hampton)
   Series 1996 MB [A-1+](DOUBLE DAGGER)
   3.250% 03/07/97 ...............    1,500     1,500,000
Louisa County IDA Pooled Financing
   Series 1995 DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    1,000     1,000,000
Lynchburg IDA Hospital RB DN [A-1](DAGGER)
   3.350% 03/07/97 ...............      600       600,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
VIRGINIA--(CONTINUED)
Lynchburg Hospital RB Federal
   Housing Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC
   Insurance ) [A-1, AAA](DAGGER)
   3.350% 03/07/97 ...............  $ 1,800   $ 1,800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C
   DN / (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............      800       800,000
Lynchburg IDA Hospital RB DN /
   (AMBAC Insurance) [A-1, Aaa](DAGGER)
   3.350% 03/07/97 ...............      700       700,000
Metropolitan Washington D.C. Airports
   Authority, VA Passenger Facility
   [A-1](DOUBLE DAGGER)
   3.500% 04/07/97 ...............    2,000     2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN [A-1](DAGGER)
   3.450% 03/07/97 ...............    1,000     1,000,000
Prince William County Virginia
   Industrial Development Authority
   (Colonial Investments Facility
   Project) Series 1996 [A-1](DAGGER)
   3.550% 03/07/97 ...............    2,000     2,000,000
Roanoke IDA (Carillon Health System)
   Series 1995 C DN [A-1](DAGGER)
   3.200% 03/07/97 ...............    1,300     1,300,000
Roanoke IDA (Carillon Health System)
   Series 1995 D DN [A-1+](DAGGER)
   3.250% 03/07/97 ...............    1,800     1,800,000
                                             ------------
                                               20,370,000
                                             ------------
WASHINGTON--3.5%
Everett, Washington IDRB Series 96
   Partners Trust/Synsdor Project
   [Aa3](DAGGER)
   3.450% 03/07/97 ...............    5,500     5,500,000
Pierce County, WA Educational
   Development Authority RB
   Series 1996 (Flex-A-Lite
   Consolidated Project) DN
   [P-1, Aa3](DAGGER)
   3.350% 03/07/97 ...............    3,000     3,000,000


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
WASHINGTON--(CONTINUED)
Port of Seattle IDA DN (Alaska Airlines
   Project) [A-1](DAGGER)
   3.350% 03/07/97 ...............  $ 4,280   $ 4,280,000
Washington State G.O. Bonds DN
   [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............      400       400,000
Yakima County Public Corp. DN
   Foods Project) [Aa3](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
                                             ------------
                                               16,180,000
                                             ------------
WEST VIRGINIA--1.9%
Marshall County IDA US/Canada
   Project DN [A-1+](DAGGER)
   3.450% 03/07/97 ...............    3,500     3,500,000
Grant County West Virginia Solid
   Waste Disposal Revenue Bonds
   Series 96 S Virginia Electric &
   Power Co. Project
   [VMIG-1](DOUBLE DAGGER)
   3.700% 05/29/97 ...............    5,000     5,000,000
                                             ------------
                                                8,500,000
                                             ------------
WISCONSIN--3.2%
Carlton Wisconsin DN [P-1](DAGGER)
   3.450% 03/07/97 ...............    4,800     4,800,000
Wisconsin Health & Education Facilities
   Authority Daughters of Charity
   Health Center [VMIG-1]
   3.350% 03/07/97 ...............   10,000    10,000,000
                                             ------------
                                               14,800,000
                                             ------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $455,716,085*) ..........            455,716,085
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% ........              1,867,381
                                             ------------



                                                 VALUE
                                             -------------
NET ASSETS (Applicable to
   198,704,009 Bedford Shares,
   155,499,701 Bradford Shares,
   84,233 Cash Preservation Shares,
   103,362,447 Janney Montgomery
   Scott Shares, and 800 other
   shares) -- 100.0% .............           $457,583,466
                                             ============
NET ASSET VALUE, offering and
   redemption price per share
   ($457,583,466 (DIVIDE)
   457,651,190) ..................                  $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.
The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1997.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest .................................  $7,829,369
                                               ----------
EXPENSES
   Investment advisory fees .................     712,521
   Administration fees ......................     216,844
   Distribution fees ........................   1,254,504
   Directors' fees ..........................       4,829
   Custodian fees ...........................      46,297
   Transfer agent fees ......................      93,296
   Legal fees ...............................       9,828
   Audit fees ...............................       5,415
   Registration fees ........................     120,000
   Insurance expense ........................       4,351
   Printing expense .........................      43,109
                                               ----------
                                                2,510,994
   Less fees waived .........................    (680,636)
   Less expense reimbursement by advisor ....      (7,855)
                                               ----------
      Total expenses ........................   1,822,503
                                               ----------
Net investment income .......................   6,006,866
                                               ----------
Net increase in net assets resulting
   from operations ..........................  $6,006,866
                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
                                     FOR THE             FOR THE
                                SIX MONTHS ENDED      YEAR ENDED
                                FEBRUARY 28, 1997   AUGUST 31, 1996
                                -----------------   ---------------
                                   (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income ........ $  6,006,866       $ 12,196,171
   Net loss on investments ......           --               (674)
                                  ------------       ------------
     Net increase in net assets
     resulting from
     operations .................    6,006,866         12,195,497
                                  ------------       ------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0138 and
     $.0288, respectively,
     per share) .................   (2,749,570)        (5,960,711)
   Bradford shares ($.0138 and
     $.0288, respectively,
     per share) .................   (1,905,053)        (3,611,114)
   Cash Preservation shares
     ($.0131 and $.0288,
     respectively, per share) ...       (1,184)            (3,746)
   Janney Montgomery Scott
     shares ($.0138  and $.0278,
     respectively, per share) ...   (1,351,010)        (2,620,457)
   RBB shares ($.0127 and
     $.0272, respectively,
     per share) .................          (49)              (143)
                                  ------------       ------------
     Total dividends to
       shareholders .............   (6,006,866)       (12,196,171)
                                  ------------       ------------
Net capital share
   transactions .................   36,695,120         (1,864,843)
                                  ------------       ------------
Total increase (decrease) in
   net assets ...................   36,695,120         (1,865,517)
Net Assets:
   Beginning of period ..........  420,888,346        422,753,863
                                  ------------       ------------
   End of period ................ $457,583,466       $420,888,346
                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                                    FOR THE PERIOD
                                              FOR THE        FOR THE       FOR THE      FOR THE       FOR THE      JANUARY 10, 1992
                                            SIX MONTHS         YEAR          YEAR         YEAR          YEAR       COMMENCEMENT OF
                                               ENDED          ENDED         ENDED        ENDED         ENDED        OPERATIONS) TO
                                           FEBRUARY 28,     AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,       AUGUST 31,
                                               1997           1996          1995          1994          1993             1992
                                           ------------    -----------   -----------   -----------   -----------   ----------------
                                            (UNAUDITED)

 Net asset value,
    beginning of period ...................  $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             --------       --------      --------       --------      --------        --------
     Income from investment operations:
       Net investment income...............    0.0138         0.0288        0.0297         0.0195        0.0195          0.0154
                                             --------       --------      --------       --------      --------        --------
         Total from investment operations..    0.0138         0.0288        0.0297         0.0195        0.0195          0.0154
                                             --------       --------      --------       --------      --------        --------
     Less distributions
       Dividends (from net
         investment income) ...............   (0.0138)       (0.0288)      (0.0297)       (0.0195)      (0.0195)        (0.0154)
                                             --------       --------      --------       --------      --------        --------
         Total distributions...............   (0.0138)       (0.0288)      (0.0297)       (0.0195)      (0.0195)        (0.0154)
                                             --------       --------      --------       --------      --------        --------
 Net asset value, end of period ...........  $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             ========       ========      ========       ========      ========        ========
     Total Return .........................   2.82%(b)         2.92%         3.01%          1.97%         1.96%         2.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ....  $155,496       $129,399      $110,936       $100,089       $76,975         $69,586
       Ratios of expenses to average
         net assets ....................... .84%(a)(b)        .84%(a)       .82%(a)        .77%(a)       .77%(a)      .77%(a)(b)
       Ratios of net investment income to
         average net assets ...............   2.79%(b)         2.88%         2.97%          1.95%         1.95%         2.40%(b)

(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.15% annualized for the six months ended February 28, 1997, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bradford Class ofShares within the portfolio.


                 See Accompanying Notes to Financial Statements.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.48 billion shares are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Bradford Municipal Money Market Shares represent an interest in the Municipal Money Market Portfolio, which is covered in this report.

               A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

               B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

               C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

               D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

               E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corp.("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Municipal Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

              .35% of first $250 million of net assets;
              .30% of next $250  million  of net assets;
              .25%  of  net  assets  in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1997, advisory fees and waivers for the investment portfolio were as follows:

                    GROSS                                    NET
                  ADVISORY                                ADVISORY
                     FEE              WAIVER                 FEE
                  --------          ------------         ----------
                  $712,521           $(674,721)           $37,800

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc.("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1997, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                   GROSS                                       NET
                                              TRANSFER AGENCY                            TRANSFER AGENCY
                                                    FEE                WAIVER                  FEE
                                              ---------------       -------------        ---------------
  Bedford Class                                    $55,234             $    --               $55,234
  Bradford Class                                    10,114                  --                10,114
  Cash Preservation Class                            4,500              (4,335)                  165
  Janney Montgomery Scott Class                     21,693                  --                21,693
  RBB Class                                          1,755              (1,580)                  175
                                                   -------             -------               -------
     Total                                         $93,296             $(5,915)              $87,381
                                                   =======             =======               =======


     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended February 28, 1997, administration fee for the portfolio was $216,844.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within this portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1997, distribution fees for each class were as follows:

                                                        DISTRIBUTION
                                                             FEE
                                                        ------------
              Bedford Class                              $  548,593
              Bradford Class                                412,774
              Cash Preservation Class                           179
              Janney Montgomery Scott Class                 292,950
              RBB Class                                           8
                                                         ----------
              Total                                      $1,254,504
                                                         ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1997, there were no service organization fees for the Municipal Money Market Portfolio.

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:


                                      MUNICIPAL MONEY MARKET
                                            PORTFOLIO
                                ----------------------------------
                                    FOR THE
                                   SIX MONTHS         FOR THE
                                      ENDED          YEAR ENDED
                                FEBRUARY 28, 1997  AUGUST 31, 1996
                                -----------------  ---------------
                                   (UNAUDITED)
                                      VALUE            VALUE
                                -----------------  ---------------
Shares sold:
   Bedford Class                  $ 578,025,438    $ 1,022,457,772
   Bradford Class                   316,528,520        479,401,891
   Cash Preservation Class               46,523            171,907
   Janney Montgomery
     Scott Class                    206,342,738        408,374,271
   RBB Class                                200             69,480
   Sansom Street Class                       --                 --

Shares issued in
   reinvestment of dividends:
   Bedford Class                      2,771,563          5,847,767
   Bradford Class                     1,877,757          3,506,714
   Cash Preservation Class                1,151              3,515
   Janney Montgomery
     Scott Class                      1,370,883          2,602,869
   RBB Class                                 53                143
   Sansom Street Class                       --                 --

Shares repurchased:
   Bedford Class                   (584,102,601)    (1,024,790,222)
   Bradford Class                  (292,305,157)      (464,445,579)
   Cash Preservation Class              (79,206)          (220,929)
   Janney Montgomery
     Scott Class                   (193,777,346)      (434,775,023)
   RBB Class                             (5,396)           (69,419)
   Sansom Street Class                       --                 --
                                  -------------    ---------------
Net increase (decrease)           $  36,695,120    $    (1,864,843)
                                  =============    ===============
Bradford Shares authorized          500,000,000        500,000,000
                                  =============    ===============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 1997, net assets consisted of the following: (Unaudited)

                                                                  MUNICIPAL
                                                                MONEY MARKET
                                                                 PORTFOLIO
                                                                ------------
                     Capital paid-in:
                        Bedford Class                           $198,704,009
                        Bradford Class                           155,499,701
                        Cash Preservation Class                       84,233
                        Janney Montgomery Scott Class            103,362,447
                        Other Classes                                    800

                     Accumulated net realized gain (loss)
                        on investments:
                        Bedford Class                                (69,802)
                        Bradford Class                                   339
                        Cash Preservation Class                            5
                        Janney Montgomery Scott Class                  1,734
                                                                ------------
                                                                $457,583,466
                                                                ============

                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and RBB. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY


                                                                MUNICIPAL MONEY MARKET PORTFOLIO
                                        ---------------------------------------------------------------------------
                                          FOR THE       FOR THE     FOR THE      FOR THE      FOR THE     FOR THE
                                        SIX MONTHS       YEAR        YEAR         YEAR         YEAR        YEAR
                                          ENDED          ENDED       ENDED        ENDED        ENDED       ENDED
                                        FEBRUARY 28,   AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,  AUGUST 31,
                                            1997          1996        1995         1994         1993         1992
                                        -------------  ----------  ----------   ----------   ----------  ----------
                                         (UNAUDITED)
Net asset value,
  beginning of period ................    $   1.00      $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                          --------      --------    --------     --------     --------    --------
Income from investment operations:
  Net investment income ..............      0.0138        0.0288      0.0297       0.0195       0.0195      0.0287
  Net gains on securities (both
   realized and unrealized) ..........          --            --          --           --           --          --
                                          --------      --------    --------     --------     --------    --------
     Total from investment
      operations .....................      0.0138        0.0288      0.0297       0.0195       0.0195      0.0287
                                          --------      --------    --------     --------     --------    --------
Less distributions:
  Dividends (from net investment
   income) ...........................     (0.0138)      (0.0288)    (0.0297)     (0.0195)     (0.0195)    (0.0287)
  Distributions (from capital gains) .          --            --          --           --           --          --
                                          --------      --------    --------     --------     --------    --------
     Total distributions .............     (0.0138)      (0.0288)    (0.0297)     (0.0195)     (0.0195)    (0.0287)
                                          --------      --------    --------     --------     --------    --------
Net asset value, end of period .......    $   1.00      $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                          ========      ========    ========     ========     ========    ========
Total Return .........................     2.82%(b)        2.92%       3.01%        1.97%        1.96%       2.90%
Ratios /Supplemental Data
  Net assets, end of period (000) ....    $198,639      $201,940    $198,425     $182,480     $215,577    $176,950
  Ratios of expenses to average
   net assets ........................   .84%(a)(b)       .84%(a)     .82%(a)      .77%(a)      .77%(a)     .77%(a)
  Ratios of net investment income
   to average net assets .............     2.79%(b)        2.88%       2.97%        1.95%        1.95%       2.87%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.15% annualized for the six months ended February 28, 1997, 1.12%, 1.14%, 1.12%, 1.16%, and 1.15% for the years ended August 31, 1996, 1995, 1994,
     1993 and 1992 respectively.

(b)  Annualized.


                     BRADFORD MUNICIPAL MONEY MARKET SHARES
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                   MUNICIPAL MONEY
                                                  MARKET PORTFOLIO
                                     -------------------------------------------
                                                                  FOR THE PERIOD
                                       FOR THE        FOR THE     JUNE 12, 1995
                                      SIX MONTHS       YEAR       (COMMENCEMENT
                                        ENDED          ENDED      OF OPERATIONS)
                                     FEBRUARY 28,    AUGUST 31,    TO AUGUST 31,
                                        1997           1996            1995
                                   ------------    ----------   --------------
                                      (UNAUDITED)

Net asset value,
  beginning of period .........        $  1.00        $  1.00        $  1.00
                                       -------        -------        -------
Income from investment
  operations:
Net investment income .........         0.0138         0.0278         0.0063
                                       -------        -------        -------
    Total from investment
      operations ..............         0.0138         0.0278         0.0063
                                       -------        -------        -------
Less distributions
  Dividends (from net
    investment income) ........        (0.0138)       (0.0278)       (0.0063)
                                       -------        -------        -------
    Total distributions .......        (0.0138)       (0.0278)       (0.0063)
                                       -------        -------        -------
Net asset value,
  end of period ...............        $  1.00        $  1.00        $  1.00
                                       =======        =======        =======
Total Return ..................        2.82%(b)         2.81%        2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............       $103,364        $89,428       $113,226
  Ratios of expenses
    to average
    net assets ................     0.86%(a)(b)       0.94%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................        2.79%(b)         2.78%        2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.17% annualized for the six months ended February 28, 1997, and 1.23% and 1.30% for the years ended August 31, 1996 and 1995, respectively.
(b)  Annualized.

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